Derivative liability (Detail Textuals)	6 Months Ended
Jun. 30, 2019 $ / shares shares
Derivative Liability [Abstract]
Number of shares issued as result of warrants exercised | shares	646,300
Exercise price of warrants | $ / shares	$ 4.25